Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Sales revenue	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151
Operating profit (loss)	833,558	840,711	503,376
Assets	19,349,164	18,958,123	18,229,294
Non-current assets other than financial instruments and deferred tax assets	8,061,102	8,248,658	7,796,581
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,361,146	13,999,200	14,601,151
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,580,515	2,492,467	2,426,439
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,240,033	2,114,833	2,022,931
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	19,041,047	17,190,398	17,585,729
Operating profit (loss)	827,680	875,879	458,081
Assets	19,385,593	19,020,696	18,289,809
Non-current assets other than financial instruments and deferred tax assets	8,061,102	8,248,658	7,796,581
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,361,146	13,999,200	14,601,151
Geographical consolidation [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	3,679,901	3,191,198	2,984,578
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	4,480,684	4,113,409	3,928,585
Operating profit (loss)	86,916	104,560	(98,714)
Assets	4,405,523	4,236,574	4,258,071
Non-current assets other than financial instruments and deferred tax assets	2,580,515	2,492,467	2,426,439
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,240,033	2,114,833	2,022,931
Geographical consolidation [member] | Japan [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	2,240,651	1,998,576	1,905,654
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	8,584,605	8,098,068	8,537,082
Operating profit (loss)	278,476	398,725	210,862
Assets	10,651,191	10,743,185	10,240,942
Non-current assets other than financial instruments and deferred tax assets	4,530,019	4,766,609	4,364,808
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	8,067,455	7,621,550	8,123,655
Geographical consolidation [member] | North America [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	517,150	476,518	413,427
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	917,214	789,393	776,037
Operating profit (loss)	15,837	12,112	18,747
Assets	727,045	675,983	719,561
Non-current assets other than financial instruments and deferred tax assets	105,649	107,443	118,992
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	680,497	638,436	693,255
Geographical consolidation [member] | Europe [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	236,717	150,957	82,782
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	4,221,020	3,456,033	3,535,373
Operating profit (loss)	402,620	331,466	335,508
Assets	2,942,053	2,694,622	2,467,481
Non-current assets other than financial instruments and deferred tax assets	683,006	694,919	713,968
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,541,680	2,893,404	2,955,690
Geographical consolidation [member] | Asia [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	679,340	562,629	579,683
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	837,524	733,495	808,652
Operating profit (loss)	43,831	29,016	(8,322)
Assets	659,781	670,332	603,754
Non-current assets other than financial instruments and deferred tax assets	161,913	187,220	172,374
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	831,481	730,977	805,620
Geographical consolidation [member] | Other regions [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	6,043	2,518	3,032
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(3,679,901)	(3,191,198)	(2,984,578)
Operating profit (loss)	5,878	(35,168)	45,295
Assets	(36,429)	(62,573)	(60,515)
Reconciling items [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (3,679,901)	¥ (3,191,198)	¥ (2,984,578)